UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 , Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:  5/31/14

Item 1.  Reports to Stockholders.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class	N	Shares	AAANX

HORIZON ACTIVE INCOME FUND

Class	N	Shares	AIMNX

Semi-Annual Report

May 31, 2014

Investor Information: 1-855-754-7932

www.horizonactiveassetallocationfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND and HORIZON ACTIVE INCOME FUND.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Horizon Active Asset Allocation Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2014

The Fund’s performance figures ** for the period ended May 31, 2014, compared to its benchmarks:

			Inception* -
Annualized Total Returns	Six Months	One Year	May 31, 2014
Horizon Active Asset Allocation Fund	2.41%	12.55%	13.65%
S&P 500 Total Return Index	7.62%	20.45%	20.44%
Horizon Blended Benchmark	7.04%	19.28%	18.82%

* Inception date is January 31, 2012.

** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2014, is 1.84% for Class N shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Performance of the Horizon Blended Benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The blended benchmark consists of 80% of the S&P 500 Index and 20% of the MSCI ACWI (ex-US).  The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

Portfolio Composition as of May 31, 2014:

% of Net Assets
Large Cap Growth & Income	66.1%
International	13.5%
Specialty	5.9%
Emerging Markets	5.7%
Large Cap Value	2.9%
Small Cap Growth	2.9%
Short-Term Investments	2.8%
Purchased Call Options	0.1%
Other Assets in Excess of Liabilities	0.1%
100.0%

     Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Horizon Active Income Fund

PORTFOLIO REVIEW  (Unaudited)

May 31, 2014

The Fund’s performance figures** for the period ended May 31, 2014, compared to its benchmark:

		Inception* –
	Six Months	May 31, 2014
Horizon Active Income Fund	2.46%	2.56%
Barclays Aggregate Bond Index	3.29%	3.73%

* Inception date is September 30, 2013.

** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2014, is 1.96% for Class N shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody's), fixed-rate, and taxable areas of the bond market.

Portfolio Composition as of May 31, 2014:

% of Net Assets
Bond Funds	87.9%
Common Stock	5.0%
Asset Allocation Fund	4.7%
Short-Term Investments	2.1%
Other Assets in Excess of Liabilities	0.3%
100.0%

     Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014

Shares		Value

	EQUITY FUNDS - 97.0%
	EMERGING MARKETS - 5.7%
252,540	iShares Latin America 40 ETF	$ 9,452,572
224,522	iShares MSCI Emerging Markets ETF	9,553,411
		19,005,983
	INTERNATIONAL - 13.5%
937,165	iShares MSCI ACWI ex U.S. ETF	45,124,495

	LARGE CAP GROWTH & INCOME - 66.1%
535,481	iShares Core S&P 500 ETF	103,813,702
606,160	SPDR S&P 500 ETF Trust	116,764,601
		220,578,303
	LARGE CAP VALUE - 2.9%
98,464	iShares Russell 1000 Value ETF	9,723,320

	SMALL CAP GROWTH - 2.9%
73,942	iShares Russell 2000 Growth ETF	9,638,339

	SPECIALTY - 5.9%
98,836	iShares U.S. Medical Devices ETF	9,722,497
102,187	SPDR Energy Select Sector Fund	9,736,377
		19,458,874

	TOTAL EQUITY FUNDS (Cost - $316,484,660)	323,529,314

Contracts	PURCHASED CALL OPTIONS - 0.1% *
6,000	iShares China Large-Cap ETF
	Expiration July 2014, Exercise Price $37.00 ** (Cost - $233,520)	408,000

	PURCHASED PUT OPTIONS - 0.0% ^*
600	SPDR S&P 500 ETF Trust
	Expiration July 2014, Exercise Price $188.00 ** (Cost - $166,200)	104,400

Shares	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
9,246,332	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,246,332)	9,246,332

	TOTAL INVESTMENTS - 99.9% (Cost - $326,130,712) (a)	$ 333,288,046
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	265,357
	NET ASSETS - 100.0%	$ 333,553,403

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
^ Less than 0.1%.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $325,804,158 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 7,483,888
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 7,483,888

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014

Shares		Value
	COMMON STOCK - 5.0%
	CHEMICALS - 0.3%
2,400	Terra Nitrogen Co. LP	$ 333,360

	COAL - 0.8%
4,700	Alliance Resource Partners LP	427,465
26,700	Natural Resource Partners LP	378,339
		805,804
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
29,700	Och-Ziff Capital Management Group LLC - Cl. A	394,713

	ENTERTAINMENT - 0.3%
7,500	Cedar Fair LP	390,225

	INVESTMENT COMPANIES - 0.3%
6,600	Oaktree Capital Group LLC	329,868

	OIL & GAS - 1.7%
15,800	Calumet Specialty Products Partners LP	501,966
17,800	Memorial Production Partners LP	398,186
16,700	Northern Tier Energy LP	465,763
13,500	Vanguard Natural Resources LLC	414,720
		1,780,635
	PIPELINES - 0.4%
5,400	Kinder Morgan Energy Partners LP	410,670

	PRIVATE EQUITY - 0.4%
16,800	KKR & Co. LP	381,864

	TRANSPORTATION - 0.4%
38,300	Capital Product Partners LP	410,576

	TOTAL COMMON STOCK (Cost - $5,230,581)	5,237,715

	EXCHANGE TRADED FUNDS - 92.6%
	ASSET ALLOCATION FUND - 4.7%
191,111	PowerShares CEF Income Composite Portfolio	4,848,486

	BOND FUNDS - 87.9%
158,533	iShares Core Total US Bond Market ETF	17,386,314
228,678	iShares Floating Rate Bond ETF	11,596,261
56,415	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,746,670
55,714	iShares International Treasury Bond ETF	5,800,942
67,074	iShares J.P. Morgan USD Emerging Markets Bond ETF	7,755,767
158,315	Market Vectors High-Yield Municipal Index ETF	4,833,357
183,442	Peritus High Yield ETF	9,680,234
506,501	PowerShares Senior Loan Portfolio	12,576,420
187,382	Vanguard Total Bond Market ETF	15,427,160
		91,803,125

	TOTAL EXCHANGE TRADED FUNDS (Cost - $95,437,880)	96,651,611

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

Contracts		Value
	PURCHASED CALL OPTIONS - 0.0% ^*
250	iShares China Large-Cap
	Expiration July 2014, Exercise Price $36.00 **
	TOTAL PURCHASED CALL OPTIONS (Cost - $16,500)	$ 30,000
	PURCHASED PUT OPTIONS - 0.0% ^*
300	iShares 20+ Year Treasury Bond ETF
	Expiration June 2014, Exercise Price $111.00 **	2,100
500	iShares 20+ Year Treasury Bond ETF
	Expiration June 2014, Exercise Price $112.00 **	8,000
400	iShares 20+ Year Treasury Bond ETF
	Expiration June 2014, Exercise Price $113.00 **	16,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $37,200)	26,100

Shares	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
2,221,261	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,221,261)	2,221,261

	TOTAL INVESTMENTS - 99.7% (Cost - $102,943,422) (a)	$ 104,166,687
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	241,911
	NET ASSETS - 100.0%	$ 104,408,598

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
^ Less than 0.1%
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $102,964,663 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,456,109
	Unrealized depreciation:	(254,085)
	Net unrealized appreciation:	$ 1,202,024

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014

	Horizon Active	Horizon Active
	Asset Allocation Fund	Income Fund
Assets:
Investments in Securities at Cost	$ 326,130,712	$ 102,943,422
Investments in Securities at Market Value	$ 333,288,046	$ 104,166,687
Cash	119,299	84,636
Receivable for Securities Sold	49,961,152	46,394
Receivable for Fund Shares Sold	2,988,863	811,709
Dividends and Interest Receivable	-	2,835
Prepaid Expenses and Other Assets	67,068	24,801
Total Assets	386,424,428	105,137,062

Liabilities:
Payable for Securities Purchased	52,335,970	456,257
Option Contracts Purchased	-	5,000
Accrued Advisory Fees	258,676	59,757
Shareholder Servicing Fees Payable	141,839	41,110
Payable for Fund Shares Redeemed	89,659	148,325
Fees Payable to Other Affiliates	33,333	17,427
Accrued Expenses and Other Liabilities	11,548	588
Total Liabilities	52,871,025	728,464

Net Assets	$ 333,553,403	$ 104,408,598

Composition of Net Assets:
At May 31, 2014, Net Assets consisted of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$ 318,278,625	$ 102,993,335
Undistributed Net Investment Income (Loss)	(365,274)	69,406
Accumulated Net Realized Gain on Investments,
Purchased Options and Options Written	8,482,718	122,592
Net Unrealized Appreciation (Depreciation) on Investments
and Purchased Options	7,157,334	1,223,265
Net Assets	$ 333,553,403	$ 104,408,598

Net Asset Value Per Share:
Net Assets	$ 333,553,403	$ 104,408,598
Shares of Beneficial Interest Outstanding	27,522,139	10,264,590

Net Asset Value, (Net Assets / Shares Outstanding)
Offering and Redemption Price Per Share	$ 12.12	$ 10.17

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2014

	Horizon Active	Horizon Active
	Asset Allocation Fund	Income Fund
Investment Income:
Dividend Income	$ 2,072,151	$ 1,326,238
Interest Income	574	272
Total Investment Income	2,072,725	1,326,510

Expenses:
Investment Advisory Fees	1,567,155	341,847
Shareholder Servicing Fees	356,172	110,989
Administrative Service Fees	105,809	31,062
Transfer Agent Fees	48,458	27,029
Accounting Service Fees	47,046	17,126
Registration Fees	16,978	13,293
Custodian Fees	12,805	4,218
Printing and Postage Expenses	12,744	3,092
Chief Compliance Officer Fees	8,951	2,930
Audit Fees	7,508	13,632
Legal Fees	7,292	8,580
Trustees' Fees and Expenses	6,508	4,631
Other Expenses	20,252	6,610
Total Expenses	2,217,678	585,039
Less: Fees Waived by the Adviser	(190,407)	(33,278)

Net Expenses	2,027,271	551,761

Net Investment Income	45,454	774,749

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	4,947,090	399,760
Purchased Options	(1,635,652)	(37,233)
Written Options	145,724	18,375
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,432,350	1,215,384
Purchased Options	439,235	2,400
Net Realized and Unrealized Gain on Investments	7,328,747	1,598,686

Net Increase in Net Assets Resulting From Operations	$ 7,374,201	$ 2,373,435

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2014	November 30, 2013
	(Unaudited)
Operations:
Net Investment Income	$ 45,454	$ 301,656
Net Realized Gain on Investments
and Purchased Options & Written Options	3,457,162	24,823,101
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Purchased Options	3,871,585	3,049,512
Net Increase in Net Assets Resulting From Operations	7,374,201	28,174,269

Distributions to Shareholders From:
Net Investment Income ($0.03 and $0.09 per share, respectively)	(564,089)	(498,976)
Net Realized Capital Gains ($0.90 and $0.23 per share, respectively)	(17,876,689)	(1,336,646)
Total Distributions to Shareholders	(18,440,778)	(1,835,622)

Capital Share Transactions:
Proceeds from Shares Issued	110,404,647	171,310,607
Distributions Reinvested	18,120,430	1,804,257
Cost of Shares Redeemed	(22,867,610)	(14,307,634)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	105,657,467	158,807,230

Increase in Net Assets	94,590,890	185,145,877

Net Assets:
Beginning of Period	238,962,513	53,816,636
End of Period*	$ 333,553,403	$ 238,962,513

* Includes Accumulated Net Investment Income (Loss) of:	$ (365,274)	$ -

Share Activity:
Shares Issued	9,202,358	14,548,142
Shares Reinvested	1,520,170	179,528
Shares Redeemed	(1,925,084)	(1,224,136)
Net Increase in Shares of Beneficial Interest Outstanding	8,797,444	13,503,534

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Period
	Ended	Ended
	May 31, 2014	November 30, 2013 (a)
	(Unaudited)
Operations:
Net Investment Income	$ 774,749	$ 72,897
Net Realized Gain (Loss) on Investments,
Purhased Options & Written Options	380,902	(258,310)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Purchased Options	1,217,784	5,481
Net Increase (Decrease) in Net Assets Resulting From Operations	2,373,435	(179,932)

Distributions to Shareholders From:
Net Investment Income ($0.09 and $0.00 per share, respectively)	(778,240)	-

Capital Share Transactions:
Proceeds from Shares Issued	38,755,784	71,684,105
Distributions Reinvested	704,863	-
Cost of Shares Redeemed	(7,597,793)	(553,624)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	31,862,854	71,130,481

Increase in Net Assets	33,458,049	70,950,549

Net Assets:
Beginning of Period	70,950,549	-
End of Period*	$ 104,408,598	$ 70,950,549

* Includes Undistributed Net Investment Income of:	$ 69,406	$ 72,897

Share Activity:
Shares Issued	3,860,802	7,145,352
Shares Reinvested	69,914	-
Shares Redeemed	(756,162)	(55,316)
Net Increase in Shares of Beneficial Interest Outstanding	3,174,554	7,090,036

(a)	The Horizon Active Income Fund commenced operations on September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		For the Six Months		For the Year	For the Period
		Ended		Ended	Ended
		May 31, 2014		November 30, 2013	November 30, 2012 *
		(Unaudited)

Net Asset Value, Beginning of Period		$ 12.76		$ 10.31	$ 10.00
	Increase From Operations:
	Net investment income ( a )	0.00	(b)	0.03	0.02
	Net gain from investments
	(both realized and unrealized)	0.29		2.74	0.29
	Total from operations	0.29		2.77	0.31

	Less Distributions:
	From net investment income	(0.03)		(0.09)	-
	From net realized gains	(0.90)		(0.23)	-
	Total Distributions	(0.93)		(0.32)	-

Net Asset Value, End of Period		$ 12.12		$ 12.76	$ 10.31

Total Return ( c )		2.41%		27.63%	3.10%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 333,553		$ 238,963	$ 53,817
	Ratio to average net assets:
	Gross Expenses ( d,e )	1.55%	(f)	1.63%	2.12%	(f)
	Net Expenses ( d )	1.42%	(f)	1.42%	1.42%	(f)
	Net investment income (loss),
	Net of Reimbursement ( d )	0.03%	(f)	0.25%	(0.48) %	(f)
	Portfolio turnover rate	488%	(g)	975%	820%	(g)
__________
*	Since January 31, 2012 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the
	per share data for the period.
(b)	Less than $0.01.
(c)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements
	by the Adviser.
(f)	Annualized.
(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		For the Six Months	For the Period
		Ended	Ended
		May 31, 2014	November 30, 2013 *
		(Unaudited)

Net Asset Value, Beginning of Period		$ 10.01	$ 10.00
	Increase From Operations:
	Net investment income ( a )	0.09	0.02
	Net gain (loss) from investments
	(both realized and unrealized)	0.16	(0.01)
	Total from operations	0.25	0.01

	Less Distributions:
	From net investment income	(0.09)	-

Net Asset Value, End of Period		$ 10.17	$ 10.01

Total Return ( b )		2.46%	0.10%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 104,409	$ 70,951
	Ratio to average net assets:
	Gross Expenses ( c,d,e )	1.31%	1.72%
	Net Expenses ( c,e )	1.24%	1.24%
	Net investment income,
	Net of Reimbursement ( c,e )	1.74%	1.00%
	Portfolio turnover rate (f)	207%	71%
__________
*	Since September 30, 2013 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the
	per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements
	by the Adviser.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

1.

ORGANIZATION

The Horizon Active Asset Allocation Fund and the Horizon Active Income Fund (each a “Fund” and together the “Funds”) are a series of shares of beneficial interest of the AdvisorOne Funds (the “Trust”), a Delaware business trust organized on December 20, 1996.  Each Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund commenced operations on January 31, 2012 and presently offers Class N shares only.   The investment objective of the Horizon Active Income Fund is income. The Fund commenced operations on September 30, 2013 and presently offers Class N shares only.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2014 for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$ 323,529,314	$ -	$ -	$ 323,529,314
Purchased Call Options	408,000	-	-	408,000
Purchased Put Options	104,400	-	-	104,400
Short-Term Investments	9,246,332	-	-	9,246,332
Total	$ 333,288,046	$ -	$ -	$ 333,288,046

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Horizon Active Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,237,715	$ -	$ -	$ 5,237,715
Exchange Traded Funds	96,651,611	-	-	96,651,611
Purchased Call Options	30,000	-	-	30,000
Purchased Put Options	26,100	-	-	26,100
Short-Term Investments	2,221,261	-	-	2,221,261
Total	$ 104,166,687	$ -	$ -	$ 104,166,687

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

For the six months ended May 31, 2014, the Horizon Active Asset Allocation Fund’s net realized gains, stated in the table below, on options subject to equity price risk are included in the line item marked “Net realized gain (loss) on purchased options and written options” and the Funds’ net unrealized appreciation/depreciation, stated below, on options subject to equity price risk included in the line item marked “Net change in unrealized appreciation (depreciation) on purchased options” on the Statements of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the funds.

		Net Realized	Appreciation/
	Fair Value	Gain / (Loss)	(Depreciation)
Horizon Active Asset Allocation Fund	$ 512,400	$ (1,489,928)	$ 439,235

The following is a summary of the location of derivative investments on the Horizon Active Income Fund’s Statement of Assets and Liabilities as of May 31, 2014:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives
Equity/ Interest rate contracts	Investments in securites

Derivatives Investment Value
	Equity Contracts	Interest Rate Contracts	Total Value at May 31, 2014
Purchased Options	$ 30,000	$ 26,100	$ 56,100

The following is a summary of the location of derivative investments on the Horizon Active Income Fund’s Statement of Operations for the six months ended May 31, 2014:

Derivative Investment Type

Location of Gain (Loss) on Derivatives in the Statement of Operations

Equity/

Net realized gain (loss) from purchased options

Interest rate contracts

Net realized gain (loss) from written options

Appreciation (depreciation) on purchased options

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Realized gain/(loss) on derivatives recognized in the statement of operations
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total Value at May 31, 2014
Purchased Options	$ (127,876)	$ 90,643	$ (37,233)
Written Options	18,375	-	18,375
	$ (109,501)	$ 90,643	$ (18,858)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the statement of operations
	Equity Risk	Interest Rate Risk	Total Value at May 31, 2014
Purchased Options	$ 13,500	$ (11,100)	$ 2,400
	$ 13,500	$ (11,100)	$ 2,400

The number of option contracts written and the premiums received during the six months ended May 31, 2014, were as follows:

Horizon Active Asset Allocation Fund
Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options purchased/written	(8,400)	(358,510)
Options closed	3,450	87,957
Options exercised	-	-
Options expired	4,950	270,553
Options outstanding, end of period	-	$ -

Horizon Active Income Fund
Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options purchased/written	(675)	(18,375)
Options closed	-	-
Options exercised	-	-
Options expired	675	18,375
Options outstanding, end of period	-	$ -

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Federal Income Taxes – It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2012 for the Horizon Active Asset Allocation Fund, or expected to be taken in the Funds’ 2013 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund and quarterly for the Horizon Active Income Fund and are recorded on the ex-dividend date.  The Funds will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, accounting and transfer agent services.

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Horizon Active Asset Allocation Fund and 0.77% of the average daily net assets of the Horizon Active Income Fund.  For the six months ended May 31, 2014, the Adviser earned advisory fees of:

Fund                                                                                  Advisory Fee

Horizon Active Asset Allocation Fund

$ 1,567,155

Horizon Active Income Fund

      341,847

Pursuant to the Operating Expense Limitation and Security Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front end or contingent deferred loads, borrowing costs (such as interest and dividends on securities sold short, taxes, interest, brokerage fees and commissions, dividend, underlying fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.42% per annum of the Horizon Active Asset Allocation Fund’s average daily net assets for Class N shares and do not exceed 1.24% per annum of the Horizon Active Income Fund’s average daily net assets for Class N shares.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by the Funds.  If the Funds’ Operating Expenses subsequently exceed 1.42% and 1.24%, respectively, per annum of the Horizon Active Asset Allocation Fund and the Horizon Active Income Fund average daily net assets for Class N shares, the reimbursements shall be suspended.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the six months ended May 31, 2014, the Adviser waived fees in the amount of:

Fund                                                                                  Waived Fee

Horizon Active Asset Allocation Fund

$ 190,407

Horizon Active Income Fund

     33,278

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated.

Fund	2015	2016	Total
Horizon Active Asset Allocation Fund	$138,969	$ 248,717	$ 387,686
Horizon Active Income Fund	-	34,847	34,847

Shareholder Services Plan – The Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to Class N shares.

Trustees – The Trustees who are employees of the Adviser or its affiliates receive no compensation for their services to the trust and funds.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Independent Trustee will receive a flat fee of $6,000 per quarter.  The Trust also reimburses each Trustee for travel and other expenses incurred in attending meetings of the Board.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

Administration, Fund Accounting, Transfer Agent Fees - Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the for the six months ended May 31, 2014, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$ 1,453,404,349	$ 1,368,554,827
Horizon Active Income Fund	210,753,495	179,045,048

5.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Horizon Active Asset Allocation Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Core S&P 500 ETF and SPDR S&P 500 ETF Trust  (the “Portfolios”), registered open-end funds incorporated in the USA. The Fund may redeem its investment from the Portfolios at any time if the Adviser determines that it is in the best interest of the Fund and their shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolios.  The annual report of the Portfolios, along with the report of the independent registered public accounting firm is included in the Portfolios N-CSR’s, available at ‘www.sec.gov’ or on the Portfolios’ websites ‘www.iShares.com’ and ‘spdrs.com’.  As of May 31, 2014, the percentage of the Fund’s net assets invested in the Portfolios was 31.1% and 35.0%, respectively.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2013 was as follows:

For the period ended November 30, 2013:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Horizon Active Asset Allocation Fund	$ 1,821,282	$ 14,340	$ 1,835,622

There was no distribution for fiscal year ended November 30, 2012 for the Horizon Active Asset Allocation Fund and no distribution for fiscal year ended November 30, 2013 for the Horizon Active Income Fund.

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Carry	and	Appreciation/	Accumulated
Fund	Income	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Horizon Active Asset Allocation Fund	$ 22,729,051	$ -	$ -	$ 3,612,304	$ 26,341,355
Horizon Active Income Fund	72,897	(93,176)	(143,893)	(15,760)	(179,932)

The difference between book basis and tax basis unrealized appreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contacts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Horizon Active Income Fund incurred and elected to defer such capital losses of $143,893.

At November 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Horizon Active Income Fund	$ 93,176	$ -	$ 93,176

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, and adjustments related to publicly traded partnerships and grantor trusts, resulted in reclassification for the period ended November 30, 2013 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Horizon Active Asset Allocation Fund	$ -	$ 153,361	$ (153,361)

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Horizon Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

May 31, 2014

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Horizon Active Asset Allocation Fund

	Beginning Account Value (12/1/13)	Ending Account Value (5/31/14)	Expenses Paid During the Period* (12/1/13 to 5/31/14)
Actual	$ 1,000.00	$ 1,024.10	$ 7.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.85	$ 7.14

Horizon Active Income Fund

	Beginning Account Value (12/1/13)	Ending Account Value (5/31/14)	Expenses Paid During the Period* (12/1/13 to 5/31/14)
Actual	$ 1,000.00	$ 1,024.60	$ 6.26
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.75	$ 6.24

  *Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the AdvisorOne Funds (the “Trust”) held on January 23, 2014 (the “Meeting”), the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Horizon Investments, LLC (“Horizon Investments”) with respect to the Horizon Active Asset Allocation Fund (the “Fund”) (“Investment Advisory Agreement”).

The Board discussed the written materials provided in advance of the Meeting and other information that the Board received at the Meeting, and deliberated on the renewal of the Investment Advisory Agreement. The Board relied on the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the renewal of the Investment Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees reviewed the materials provided by Horizon Investments related to the Investment Advisory Agreement, including a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for the Fund.  The Board discussed the extent of Horizon Investments’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel, and noted their strong credentials, including one team member with a CFA designation. The Board reviewed the description provided by Horizon Investments of its practices for monitoring compliance with the Fund’s investment limitations.  The Board reviewed the capitalization of Horizon Investments based on financial information provided by Horizon Investments. The Board concluded that Horizon Investments has the resources to continue to provide quality advisory services in a manner that is consistent with the Board's expectations.

Performance.  The Board reviewed the performance of the Fund as compared to its peer group, Morningstar category, and the S&P 500 Index for the one year and since inception periods noting the Fund has outperformed its peer group and Morningstar category averages category for the period ended December 31, 2013.  The Trustees concluded that the Fund’s underperformance relative to the Index was not unexpected based on the diversified nature of the portfolio.   The Board noted with satisfaction that the Fund outperformed some of the largest, most successful funds in the Morningstar category.  The Trustees agreed that the Fund’s alpha and strong sharpe ratio are indicative of better returns per unit of risk.  The Board concluded that it was pleased with the Fund’s past performance.

Fees and Expenses.  The Board noted that Horizon Investments charges an annual advisory fee of 1.10% based on the average net assets of the Fund. The Board noted that the advisory fee, as compared to a peer group of funds in the world allocation category were higher than those of its peer group average and Morningstar category average. The Board took into consideration that the funds in the Morningstar and peer group categories are generally much larger than the Fund and have achieved economies of scale which have allowed the funds in the respective category to reduce the costs to the investor. Based on these comparative factors, the Board discussed and agreed that the active nature of the portfolio justifies the incremental fee. The Board then reviewed the contractual arrangements for the Fund, which stated that Horizon Investments had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2015, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.42%, 1.67% and 1.17% of the Fund’s average net assets, for Class N shares, Class A shares and Class I shares, respectively, and found such arrangements to be beneficial to shareholders.   They also discussed the fees charged by Horizon Investments for its separately managed accounts, agreeing that the services provided to the Fund are not directly comparable.  The Board concluded that based on Horizon Investments’ experience, expertise and to the tactical nature of the strategy, the advisory fee charged by Horizon Investments is reasonable.

Horizon Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

May 31, 2014

Profitability.  As to profitability, the Trustees discussed the fees paid to Horizon Investments and noted that Horizon Investments benefits from soft dollar arrangements in connection with its relationship with the Fund that fall under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934 in addition to the advisory fee earned pursuant to the Investment Advisory Agreement.  The Trustees reviewed a profitability analysis prepared by Horizon Investments, noting Horizon Investments estimated that it had earned a modest profit. The Board determined that based on the information it received and its own understanding of the costs of managing a fund, that profitability appeared reasonable.

Economies of Scale.  As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Horizon Investments’ expectations for growth of the Fund.  After consideration, the Board concluded that any material economies of scale would not be achieved in the near term but that they would look to possible reductions as the size of the Fund substantially increases.

Conclusion. Counsel assisted the Trustees throughout the process of reviewing the Investment Advisory Agreement.  The Trustees relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor.  Accordingly, having requested and received such information from Horizon Investments as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that the terms of the Investment Advisory Agreement are reasonable.  The Board concluded that renewal of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

Rev. Jul. 2014

FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

Employment information

•

Account balances

•

Account transactions

•

Income

•

Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

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CLS Investments, LLC

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NorthStar Financial Services Group, LLC

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Gemcom, LLC

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Gemini Alternative Funds, LLC

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Gemini Hedge Fund Services, LLC

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Gemini Fund Services, LLC

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Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

•

NorthStar Holdings, LLC

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

8/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

8/1/14

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

7/31/14